UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3385

                      (Investment Company Act File Number)


                             Federated Stock Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 7/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED STOCK TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES     VALUE

               COMMON STOCKS--99.9%
               CONSUMER DISCRETIONARY--7.4%
   114,950     Gannett Co., Inc.                                                                                      $    5,736,005
   488,810     Gap (The), Inc.                                                                                             8,407,532
   294,300     Home Depot, Inc.                                                                                           10,939,131
   149,250     McDonald's Corp.                                                                                            7,144,597
   228,400     Nike, Inc., Class B                                                                                        12,893,180
                   TOTAL                                                                                                  45,120,445
               CONSUMER STAPLES--7.8%
   181,880     Altria Group, Inc.                                                                                         12,089,564
   483,310     Kraft Foods, Inc., Class A                                                                                 15,828,402
   424,100     Kroger Co.                                                                                                 11,009,636
   199,830     SUPERVALU, Inc.                                                                                             8,326,916
                   TOTAL                                                                                                  47,254,518
               ENERGY--11.7%
   187,700     BP PLC, ADR                                                                                                13,026,380
   200,138     Chevron Corp.                                                                                              17,063,766
   113,300     ConocoPhillips                                                                                              9,159,172
   269,990     Exxon Mobil Corp.                                                                                          22,984,249
   139,900     Hess Corp.                                                                                                  8,561,880
                   TOTAL                                                                                                  70,795,447
               FINANCIALS--26.5%
   272,490     Ace Ltd.                                                                                                   15,728,123
   282,400     Aflac, Inc.                                                                                                14,718,688
    83,120     Allstate Corp.                                                                                              4,417,828
   384,290     Citigroup, Inc.                                                                                            17,896,385
    76,850   1 Discover Financial Services                                                                                 1,771,392
   129,880     Federal Home Loan Mortgage Corp.                                                                            7,438,228
   126,130     Federal National Mortgage Association                                                                       7,547,619
    34,630     Goldman Sachs Group, Inc.                                                                                   6,522,214
    58,580     Hartford Financial Services Group, Inc.                                                                     5,381,745
   198,700     J.P. Morgan Chase & Co.                                                                                     8,744,787
    51,600     MBIA Insurance Corp.                                                                                        2,894,760
    91,890     Merrill Lynch & Co., Inc.                                                                                   6,818,238
   135,900     Morgan Stanley                                                                                              8,679,933
    80,720     Nationwide Financial Services, Inc., Class A                                                                4,593,775
   233,600     RenaissanceRe Holdings Ltd.                                                                                13,432,000
   271,150     U.S. Bancorp                                                                                                8,120,942
   383,720     Wells Fargo & Co.                                                                                          12,958,224
   167,700     XL Capital Ltd., Class A                                                                                   13,057,122
                   TOTAL                                                                                                 160,722,003
               HEALTH CARE--13.0%
   196,700     Abbott Laboratories                                                                                         9,970,723
    76,620   1 Amgen, Inc.                                                                                                 4,117,559
   428,400     Bristol-Myers Squibb Co.                                                                                   12,170,844
   189,500     Cardinal Health, Inc.                                                                                      12,455,835
   186,722   1 Covidien Ltd.                                                                                               7,646,266
   238,400   1 Forest Laboratories, Inc., Class A                                                                          9,583,680
   170,750     Johnson & Johnson                                                                                          10,330,375
   478,760     Pfizer, Inc.                                                                                               11,255,648
    32,100     UnitedHealth Group, Inc.                                                                                    1,554,603
                   TOTAL                                                                                                  79,085,533
               INDUSTRIALS--11.8%
   170,400     3M Co.                                                                                                     15,151,968
   174,500     Avery Dennison Corp.                                                                                       10,703,830
   201,600     Illinois Tool Works, Inc.                                                                                  11,098,080
   119,900     L-3 Communications Holdings, Inc.                                                                          11,697,444
   234,200     Masco Corp.                                                                                                 6,372,582
   192,480     Northrop Grumman Corp.                                                                                     14,647,728
    38,922     Tyco International Ltd.                                                                                     1,840,621
                   TOTAL                                                                                                  71,512,253
               INFORMATION TECHNOLOGY--9.6%
   150,200   1 Computer Sciences Corp.                                                                                     8,363,136
   485,300   1 Dell, Inc.                                                                                                 13,573,841
   197,300   1 Fiserv, Inc.                                                                                                9,750,566
   324,400     Hewlett-Packard Co.                                                                                        14,932,132
    38,922   1 Tyco Electronics Ltd.                                                                                       1,394,186
   577,700   1 Xerox Corp.                                                                                                10,086,642
                   TOTAL                                                                                                  58,100,503
               MATERIALS--1.2%
   275,800     Sealed Air Corp.                                                                                            7,515,550
               TELECOMMUNICATION SERVICES--9.9%
   408,750     AT&T, Inc.                                                                                                 16,006,650
   202,866     Embarq Corp.                                                                                               12,535,090
 1,220,100 1,2 Qwest Communications International, Inc.                                                                   10,407,453
   353,596     Verizon Communications                                                                                     15,070,262
   436,552     Windstream Corp.                                                                                            6,006,956
                   TOTAL                                                                                                  60,026,411
               UTILITIES--1.0%
   158,200     SCANA Corp.                                                                                                 5,913,516
                   TOTAL COMMON STOCKS (IDENTIFIED COST $486,487,324)                                                    606,046,179
               MUTUAL FUNDS--0.4%
 2,137,850 3,4 Prime Value Obligations Fund, Institutional Shares, 5.25%                                                   2,137,850
               (AT NET ASSET VALUE)
               REPURCHASE AGREEMENT-1.5%
 9,314,000     Interest in $3,700,000,000 joint repurchase agreement, 5.32%, dated 7/31/2007 under which CS First          9,314,000
               Boston Corp., will repurchase U.S. Government Agency securities with various maturities to
               8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459 (purchased with proceeds from securities lending collateral). (AT
               COST)
                   TOTAL INVESTMENTS - 101.8%                                                                            617,498,029
                   (IDENTIFIED COST $497,939,174)5
                   OTHER ASSETS AND LIABILITIES - NET - (1.8)%                                                          (10,910,500)
                   TOTAL NET ASSETS - 100%                                                                            $  606,584,529


1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED        MARKET VALUE OF COLLATERAL
     $8,615,300                               $9,314,000

3    Affiliated company.

4    7-Day net yield.

5 At July 31, 2007, the cost of investments for federal tax purposes was $497,939,174. The net unrealized appreciation of investments for federal tax purposes was $119,558,855. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $129,914,020 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,355,165.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

* for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

* for investments in other open-end regulated investment companies, based on net asset value;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

* for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

* for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED STOCK TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPLE FINANCIAL OFFICER


DATE        September 24, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPLE EXECUTIVE OFFICER


DATE        September 24, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPLE FINANCIAL OFFICER


DATE        September 24, 2007